Nature of Business and Summary of Significant Accounting Policies (Details Textual) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting [Line Items]
Time Sharing Transactions, Allowance for Uncollectible Accounts	$ 30		$ 30		$ 15	$ 15
Capitalized Computer Software, Amortization	45	39	90	62	150	123
Software Development Capitalized		94		242
Allocated Share-based Compensation Expense					247	179
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value					641
Amortization of intangible assets	60	84	121	168	305	338
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	241		241		241
Finite-Lived Intangible Assets, Amortization Expense, Year Two	203		203		185
Finite-Lived Intangible Assets, Amortization Expense, Year Three	4		4		4
Finite-Lived Intangible Assets, Amortization Expense, Year Four	2		2		2
Finite-Lived Intangible Assets, Amortization Expense, Year Five	2		2		2
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	12		12		12
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life			2 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4.66	$ 2.40	$ 4.66	$ 2.72	$ 3.44	$ 2.40
Estimated Term			3 years		3 years
Advertising Expense					10	9
General and Administrative Expense	1,213	949	2,311	1,897	4,168	3,868
Deferred Finance Costs, Net	217		217
Finite lived Intangible Assets Amortization Expense Written Off	203		203
Share-Based Compensation	65	51	129	100	247	179
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	607		607
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		3,750	7,500	78,750
Stockholders' Equity, Reverse Stock Split			1-for-4
Employee Stock Option [Member]
Summary of Significant Accounting [Line Items]
Awards excluded from diluted income (loss) per share	40	262		262
Minimum [Member]
Summary of Significant Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			4 years		3 years
Maximum [Member]
Summary of Significant Accounting [Line Items]
Finite-Lived Intangible Asset, Useful Life			15 years		15 years
Scenario, Forecast [Member]
Summary of Significant Accounting [Line Items]
Capitalized Computer Software Estimated Future Amortization			181
Capitalized Computer Software Estimated Future Amortization Two			169
Capitalized Computer Software Estimated Future Amortization Three			43
Acquisition Expenses [Member]
Summary of Significant Accounting [Line Items]
General and Administrative Expense					$ 119
Option on Securities [Member]
Summary of Significant Accounting [Line Items]
Awards excluded from diluted income (loss) per share					245
Warrant [Member]
Summary of Significant Accounting [Line Items]
Awards excluded from diluted income (loss) per share	13			13	13